PENSION AND OTHER POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Jan. 03, 2015
Defined Benefit Plans
Schedule of one-percentage-point change in assumed health care cost trend rates

(In millions)	One-percentage-point Increase	One-percentage-point Decrease

Effect on total of service and interest cost components	$.01	$(.01)
Effect on postretirement benefit obligations	.4	(.4)

Schedule of plan benefit obligations

Plan Benefit Obligations

	Pension Benefits				U.S. Postretirement Health Benefits
	2014		2013		2014	2013
(In millions)	U.S.	Int'l	U.S.	Int'l

Change in projected benefit obligations
Projected benefit obligations at beginning of year	$933.7	$642.8	$963.7	$597.6	$9.1	$12.0
Service cost	.4	12.9	.4	13.0	–	–
Interest cost	44.7	23.8	39.7	23.3	.3	.3
Participant contribution	–	4.0	–	4.1	1.1	1.2
Amendments (1)	–	(7.2)	19.9	–	–	–
Actuarial loss (gain) (2)	141.5	166.1	(59.8)	8.5	.3	(.5)
Plan transfers (3)	21.4	–	5.7	7.1	–	–
Benefits paid	(47.9)	(22.3)	(45.4)	(21.2)	(2.8)	(3.5)
Curtailments	–	(7.6)	9.5	(1.7)	–	(.4)
Settlements	–	(2.2)	–	(6.0)	–	–
Foreign currency translation	–	(73.2)	–	18.1	–	–

Projected benefit obligations at end of year	$1,093.8	$737.1	$933.7	$642.8	$8.0	$9.1

Accumulated benefit obligations at end of year	$1,093.8	$693.9	$933.7	$601.7

(1)

Amendments to the international plans in 2014 related to our plans in The Netherlands, U.K. and France. Amendments to the U.S. pension plan in 2013 primarily related to changing the timing for the required benefit elections for participant SHARE Accounts.

(2)

Actuarial loss (gain) in 2013 included an out-of-period adjustment of $15 million recorded in the fourth quarter of 2013 to properly state the balance sheet pension liability by increasing the projected benefit obligation as a result of a change in the method for projecting SHARE Account asset values. The corresponding adjustment affected other comprehensive income, with no impact to net income in 2013, and is subject to future amortization. The impact of this out-of-period adjustment was not considered material to the 2013 or any previous financial statements.

(3)

Plan transfers in 2014 and 2013 for the U.S. represented transfers from participant SHARE Accounts. Plan transfers in 2013 for the international plans include transfers in Switzerland and Germany related to the OCP and DES divestitures.

Schedule of plan assets

Plan Assets

	Pension Benefits				U.S. Postretirement Health Benefits
	2014		2013		2014	2013
(In millions)	U.S.	Int'l	U.S.	Int'l

Change in plan assets
Plan assets at beginning of year	$747.4	$566.6	$648.5	$515.0	$–	$–
Actual return on plan assets	52.9	117.9	61.8	26.6	–	–
Plan transfers (1)	21.4	–	5.7	2.3	–	–
Employer contributions	5.1	16.0	76.8	28.9	1.7	2.3
Participant contributions	–	4.0	–	4.1	1.1	1.2
Benefits paid	(47.9)	(22.3)	(45.4)	(21.2)	(2.8)	(3.5)
Settlements	–	(2.2)	–	(6.0)	–	–
Foreign currency translation	–	(61.9)	–	16.9	–	–

Plan assets at end of year	$778.9	$618.1	$747.4	$566.6	$–	$–

(1)

Plan transfers in 2014 and 2013 for the U.S. represented transfers from participant SHARE Accounts. Plan transfers in 2013 for the international plans include transfers in Switzerland related to the OCP and DES divestitures.

Schedule of funded status

Funded Status

	Pension Benefits				U.S. Postretirement Health Benefits
	2014		2013		2014	2013
(In millions)	U.S.	Int'l	U.S.	Int'l

Funded status of the plans
Other assets	$–	$20.0	$–	$35.4	$–	$–
Other accrued liabilities	(4.1)	(2.5)	(3.6)	(2.7)	(1.6)	(2.2)
Long-term retirement benefits and other liabilities	(310.8)	(136.5)	(182.7)	(108.9)	(6.4)	(6.9)

Plan assets less than benefit obligations	$(314.9)	$(119.0)	$(186.3)	$(76.2)	$(8.0)	$(9.1)

Schedule of Weighted-average assumptions used for determining year-end obligations

	Pension Benefits						U.S. Postretirement Health Benefits
	2014		2013		2012		2014	2013	2012
	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Weighted-average assumptions used to determine year-end benefit obligations
Discount rate	4.00%	2.54%	4.85%	3.88%	4.00%	3.94%	3.50%	3.45%	2.85%
Compensation rate increase	–	2.22	–	2.24	–	2.24	–	–	–

Schedule of pretax amounts, including that of discontinued operations, recognized in accumulated other comprehensive loss

	Pension Benefits				U.S. Postretirement Health Benefits
	2014		2013		2014	2013
(In millions)	U.S.	Int'l	U.S.	Int'l

Net actuarial loss	$590.5	$174.8	$466.9	$129.5	$24.1	$26.6
Prior service cost (credit)	19.9	(5.3)	21.0	2.5	(22.9)	(26.2)
Net transition obligation	–	.4	–	.5	–	–

Net amount recognized in accumulated other comprehensive loss	$610.4	$169.9	$487.9	$132.5	$1.2	$.4

Schedule of pretax amounts, including that of discontinued operations, recognized in other comprehensive loss (income)

	Pension Benefits						U.S. Postretirement Health Benefits
	2014		2013		2012		2014	2013	2012
(In millions)	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Net actuarial loss (gain)	$140.6	$51.3	$(73.4)	$6.1	$93.5	$16.4	$.3	$(.9)	$1.7
Prior service (credit) cost	–	(7.3)	19.9	–	–	–	–	–	–
Amortization of unrecognized:
Net actuarial loss	(16.8)	(5.6)	(18.6)	(8.0)	(14.9)	(3.3)	(2.8)	(2.5)	(2.7)
Prior service (cost) credit	(1.2)	(1.0)	(.3)	(.4)	(.4)	(.5)	3.3	17.2	4.8
Net transition asset	–	–	–	.1	–	.5	–	–	–

Net amount recognized in other comprehensive loss (income)	$122.6	$37.4	$(72.4)	$(2.2)	$78.2	$13.1	$.8	$13.8	$3.8

Schedule of components of net periodic benefit cost (credit)

	Pension Benefits						U.S. Postretirement Health Benefits
	2014		2013		2012		2014	2013	2012
(In millions)	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Service cost	$.4	$12.9	$.4	$13.0	$.3	$9.1	$–	$–	$–
Interest cost	44.7	23.8	39.7	23.3	40.3	24.5	.3	.3	.5
Expected return on plan assets	(52.0)	(26.0)	(48.1)	(22.6)	(45.9)	(22.1)	–	–	–
Recognized actuarial loss	16.2	5.2	17.7	6.3	14.3	3.1	2.8	2.5	2.7
Amortization of prior service cost (credit)	1.2	.4	.3	.5	.4	.4	(3.3)	(4.1)	(4.8)
Amortization of transition asset	–	–	–	(.1)	–	(.5)	–	–	–
Recognized loss (gain) on curtailment (1)	–	.6	–	(1.5)	–	–	–	–	–
Recognized loss on settlement (2)	.6	.4	–	.5	.6	–	–	–	–

Net periodic benefit cost (credit)	$11.1	$17.3	$10.0	$19.4	$10.0	$14.5	$(.2)	$(1.3)	$(1.6)

(1)

Recognized loss on curtailment in 2014 related to a pension plan in The Netherlands and gain on curtailment in 2013 related to a pension plan in Taiwan. These amounts were recorded in "Other expense, net" in the Consolidated Statements of Income.

(2)	Represented settlement event in Switzerland in 2014.

Schedule of weighted-average assumptions used for determining net periodic cost

	Pension Benefits						U.S. Postretirement Health Benefits
	2014		2013		2012		2014	2013	2012
	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Discount rate	4.85%	3.88%	4.00%	3.94%	4.75%	4.80%	3.45%	2.85%	3.75%
Expected return on assets	7.75	4.82	8.00	4.78	8.00	4.95	–	–	–
Compensation rate increase	–	2.24	–	2.24	–	2.79	–	–	–

Schedule of anticipated future benefit payments

	Pension Benefits		U.S. Postretirement Health Benefits
(In millions)	U.S.	Int'l

2015	$49.4	$18.4	$1.6
2016	50.1	19.3	1.2
2017	52.2	19.8	.9
2018	68.4	20.1	.6
2019	58.2	21.1	.5
2020 –2023	294.5	119.2	1.6

Schedule of estimated amortization of amounts, included in accumulated other comprehensive loss

        Our estimates of fiscal year 2015 amortization of amounts included in "Accumulated other comprehensive loss" are as follows:

	Pension Benefits		U.S. Postretirement Health Benefits
(In millions)	U.S.	Int'l

Net actuarial loss	$20.3	$10.4	$2.6
Prior service cost (credit)	1.1	(.3)	(3.3)
Net transition obligation	–	.1	–

Net loss (gain) to be recognized	$21.4	$10.2	$(.7)

U.S..
Defined Benefit Plans
Schedule of fair value of plan assets

The followThe following table sets forth, by level within the fair value hierarchy, U.S. plan assets (all in the ADPP) at fair value as of year-end 2014:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Asset class
Cash	$1.3	$1.3	$–	$–
Liability hedging portfolio
Pooled funds – Corporate debt/agencies	152.4	–	152.4	–
Pooled funds – Fixed income	218.7	–	218.7	–
Pooled funds – U.S. bonds, other fixed income	.4	–	.4	–

Total liability hedging portfolio	371.5	–	371.5	–

Growth portfolio (1)
Pooled funds – Global equities	60.2	–	60.2	–
Pooled funds – Global real estate investment trusts	40.4	–	40.4	–
Pooled funds – High yield bonds	58.2	–	58.2	–
Pooled funds – International	87.5	–	87.5	–
Pooled funds – U.S. equities	99.4	–	99.4	–
Pooled funds – Alternative investments	60.3	–	–	60.3

Total growth portfolio	406.0	–	345.7	60.3

Total U.S. plan assets at fair value	$778.8	$1.3	$717.2	$60.3

Other assets (2)	.1

Total U.S. plan assets	$778.9

(1)	"Pooled funds – International" excludes U.S. equity securities; "Pooled funds – Global equities" includes U.S. equity securities.
(2)	Includes accrued recoverable taxes.

The following table sets forth, by level within the fair value hierarchy, U.S. plan assets (all in the ADPP) at fair value as of year-end 2013:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Asset class
Cash	$15.8	$15.8	$–	$–
Liability hedging portfolio
Pooled funds – Corporate debt/agencies	332.7	–	332.7	–
Pooled funds – U.S. bonds, other fixed income	.4	–	.4	–

Total liability hedging portfolio	333.1	–	333.1	–

Growth portfolio (1)
Pooled funds – Global equities	60.0	–	60.0	–
Pooled funds – Global real estate investment trusts	45.8	–	45.8	–
Pooled funds – High yield bonds	65.2	–	65.2	–
Pooled funds – International	86.6	–	86.6	–
Pooled funds – U.S. equities	89.5	–	89.5	–
Pooled funds – Alternative investments	51.2	–	–	51.2

Total growth portfolio	398.3	–	347.1	51.2

Total U.S. plan assets at fair value	$747.2	$15.8	$680.2	$51.2

Other assets (2)	.2

Total U.S. plan assets	$747.4

(1)	"Pooled funds – International" excludes U.S. equity securities; "Pooled funds – Global equities" includes U.S. equity securities.
(2)	Includes accrued recoverable taxes.

Schedule of reconciliation of Level 3 assets

Level 3 Assets
(In millions)	Pooled Funds – Alternative Investments

Balance at December 28, 2013	$51.2
Net realized and unrealized gain	2.7
Purchases	6.4
Settlements	–
Impact of changes in foreign currency exchange rates	–

Balance at January 3, 2015	$60.3

Int'l
Defined Benefit Plans
Schedule of fair value of plan assets

The following table sets forth, by level within the fair value hierarchy, international plan assets at fair value as of year-end 2014:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Asset class
Cash	$.6	$.6	$–	$–
Fixed income securities
Mutual funds	.3	.3	–	–
Pooled funds – Emerging markets bonds	6.7	–	6.7	–
Pooled funds – European bonds	243.5	–	243.5	–
Pooled funds – U.K. bonds	66.4	–	66.4	–
Pooled funds – Global bonds	3.4	–	3.4	–
Pooled funds – High yield bonds	6.5	–	6.5	–
Pooled funds – Enhanced yield bonds	1.9	–	1.9	–

Total fixed income securities	328.7	.3	328.4	–

Equity securities
Pooled funds – Emerging markets	22.3	–	22.3	–
Pooled funds – U.K.	16.2	–	16.2	–
Pooled funds – Global	160.2	–	160.2	–
Pooled funds – Real estate investment trusts	32.0	–	32.0	–

Total equity securities	230.7	–	230.7	–

Other investments
Pooled funds – Commodities	8.4	–	8.4	–
Pooled funds – Real estate	8.5	–	8.5	–
Pooled funds – Other	16.6	–	16.6	–
Insurance contracts	24.6	–	–	24.6

Total other investments	58.1	–	33.5	24.6

Total international plan assets at fair value	$618.1	$.9	$592.6	$24.6

        The following table sets forth, by level within the fair value hierarchy, international plan assets at fair value as of year-end 2013:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Asset class
Cash	$4.7	$4.7	$–	$–
Fixed income securities
Mutual funds	.3	.3	–	–
Pooled funds – Emerging markets bonds	6.2	–	6.2	–
Pooled funds – European bonds	193.8	–	193.8	–
Pooled funds – U.K. bonds	56.6	–	56.6	–
Pooled funds – Global bonds	3.3	–	3.3	–
Pooled funds – High yield bonds	6.7	–	6.7	–

Total fixed income securities	266.9	.3	266.6	–

Equity securities
Pooled funds – Emerging markets	20.9	–	20.9	–
Pooled funds – U.K.	17.2	–	17.2	–
Pooled funds – Global	151.3	–	151.3	–
Pooled funds – Real estate investment trusts	28.8	–	28.8	–

Total equity securities	218.2	–	218.2	–

Other investments
Pooled funds – Commodities	9.5	–	9.5	–
Pooled funds – Real estate	7.7	–	7.7	–
Pooled funds – Other	31.7	–	31.7	–
Insurance contracts	27.4	–	–	27.4

Total other investments	76.3	–	48.9	27.4

Total international plan assets at fair value	$566.1	$5.0	$533.7	$27.4

Other assets (1)	.5

Total international plan assets	$566.6

(1)	Includes accrued recoverable taxes.

Schedule of reconciliation of Level 3 assets

Level 3 Assets
(In millions)	Insurance Contracts

Balance at December 28, 2013	$27.4
Net realized and unrealized gain	.6
Purchases	2.3
Settlements	(2.9)
Impact of changes in foreign currency exchange rates	(2.8)

Balance at January 3, 2015	$24.6